Related party transactions- Transactions with related parties (Details) ¥ in Millions, $ in Millions, $ in Millions	7 Months Ended	12 Months Ended					48 Months Ended
	Oct. 31, 2017 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2021	Mar. 31, 2020 USD ($)	Mar. 31, 2020 HKD ($)	Sep. 30, 2019
Related party transactions
Amount of cash and cash equivalents		¥ 330,503	¥ 189,976					$ 46,676
Profit Share Payments
Related party transactions
Amounts earned by the Company		3,835	517	¥ 3,444
Cash held in accounts managed by Alipay
Related party transactions
Amount of cash and cash equivalents		6,486	3,720
Ant Group and its affiliates
Related party transactions
Amounts earned by the Company		9,960	4,738	6,584
Expenses incurred		11,466	9,580	8,189
Ant Group and its affiliates | Annual fee for SME loan business
Related party transactions
Amounts earned by the Company		954	954	956
SME annual fee term (in years)					7 years
Annual fee as a percentage of the average daily balance (as a percent)							2.50%
Ant Group and its affiliates | Cloud computing revenue
Related party transactions
Amounts earned by the Company		1,872	761	482
Ant Group and its affiliates | Marketplace software technology services fee and other amounts earned
Related party transactions
Amounts earned by the Company		2,075	1,489	1,026
Ant Group and its affiliates | Other services
Related party transactions
Expenses incurred		2,743	1,328	1,894
Alipay | Payment processing and escrow services fee
Related party transactions
Expenses incurred		8,723	8,252	6,295
Ant Group
Related party transactions
Equity interest (as a percent)										33.00%
Ant Group | Profit Share Payments
Related party transactions
Amounts earned by the Company		3,835	517	3,444
Additional fee, as a percentage of pre-tax income						37.50%
Ant Group | Administrative and support services
Related party transactions
Amounts earned by the Company		1,224	1,017	676
Ant Group | Reimbursement of the costs incurred for software technology services
Related party transactions
Amounts earned by the Company		¥ 0	¥ 106	¥ 37
Cainiao Network | Commercial arrangements to receive certain logistics services
Related party transactions
Expenses incurred	¥ 3,437
Cainiao Network | Cost sharing and other services arrangements for administrative services and cloud computing services
Related party transactions
Expenses incurred	¥ 123
Hong Kong Cingleot Investment Management Limited
Related party transactions
Loan facility guaranteed | $									$ 7,700
Amount drawn down | $									$ 358
Related parties who provide and receive certain services | Other related party transactions relating to services provided and received | Maximum
Related party transactions
Percentage of total revenue that are from related parties		1.00%	1.00%	1.00%
Certain investees of the Company | Commercial arrangements related to cloud computing services
Related party transactions
Amounts earned by the Company		¥ 1,548	¥ 1,111	¥ 689
Certain investees of the Company | Commercial arrangements related to marketing services
Related party transactions
Expenses incurred		1,146	907	760
Certain investees of the Company | Logistics services
Related party transactions
Amounts earned by the Company		1,400	261	72
Expenses incurred		8,265	12,933	¥ 5,608
Certain investees of the Company | Loans
Related party transactions
Amount of outstanding loans		¥ 4,352	¥ 2,543
Certain investees of the Company | Loans | Minimum
Related party transactions
Loans maturity period (in years)		1 year	1 month
Certain investees of the Company | Loans | Maximum
Related party transactions
Loans maturity period (in years)		10 years	10 years
Interest rate (as a percent)		6.00%	10.00%